Note 6 - Loans, Net of Allowance for Credit Losses - Reconciliation of ECL Allowance by Lending Asset Category (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Statement Line Items [Line Items]
Provision for (recovery of) credit losses	$ (268)	$ 609
Loans [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
Balance	2,513
Balance	3,303	2,513
Loans [member] | Provision for credit commitments [member] | Stage 1 [member]
Statement Line Items [Line Items]
Balance	1,945
Balance	2,996	1,945
Loans [member] | Provision for credit commitments [member] | Stage 2 [member]
Statement Line Items [Line Items]
Balance	568
Balance	306	568
Loans [member] | Provision for credit commitments [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Balance	0
Balance	1	0
Loans [member] | Point of sale loans and leases [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
Balance	100	545
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	683	(445)
Loan originations	0	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	683	(445)
Write-offs	0	0
Recoveries	0	0
Balance	783	100
Loans [member] | Point of sale loans and leases [member] | Provision for credit commitments [member] | Stage 1 [member]
Statement Line Items [Line Items]
Balance	100	545
Transfer in (out) to Stage 1	0	160
Transfer in (out) to Stage 2	0	(340)
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	683	(265)
Loan originations	0	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	683	(445)
Write-offs	0	0
Recoveries	0	0
Balance	783	100
Loans [member] | Point of sale loans and leases [member] | Provision for credit commitments [member] | Stage 2 [member]
Statement Line Items [Line Items]
Balance	0	0
Transfer in (out) to Stage 1	0	(160)
Transfer in (out) to Stage 2	0	340
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	0	(180)
Loan originations	0	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	0	0
Write-offs	0	0
Recoveries	0	0
Balance	0	0
Loans [member] | Point of sale loans and leases [member] | Provision for credit commitments [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Balance	0	0
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	0	0
Loan originations	0	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	0	0
Write-offs	0	0
Recoveries	0	0
Balance	0	0
Loans [member] | Commercial real estate mortgages [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
Balance	2,222	1,287
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	(640)	768
Loan originations	134	608
Derecognitions and maturities	(318)	(441)
Provision for (recovery of) credit losses	(824)	935
Write-offs	0	0
Recoveries	0	0
Balance	1,398	2,222
Loans [member] | Commercial real estate mortgages [member] | Provision for credit commitments [member] | Stage 1 [member]
Statement Line Items [Line Items]
Balance	1,699	1,150
Transfer in (out) to Stage 1	457	279
Transfer in (out) to Stage 2	(524)	(581)
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	(423)	668
Loan originations	122	604
Derecognitions and maturities	(229)	(421)
Provision for (recovery of) credit losses	(597)	549
Write-offs	0	0
Recoveries	0	0
Balance	1,102	1,699
Loans [member] | Commercial real estate mortgages [member] | Provision for credit commitments [member] | Stage 2 [member]
Statement Line Items [Line Items]
Balance	523	137
Transfer in (out) to Stage 1	(457)	(279)
Transfer in (out) to Stage 2	524	581
Transfer in (out) to Stage 3	0	(13)
Net remeasurement of loss allowance	(217)	113
Loan originations	12	4
Derecognitions and maturities	(89)	(20)
Provision for (recovery of) credit losses	(227)	386
Write-offs	0	0
Recoveries	0	0
Balance	296	523
Loans [member] | Commercial real estate mortgages [member] | Provision for credit commitments [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Balance	0	0
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	13
Net remeasurement of loss allowance	0	(13)
Loan originations	0	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	0	0
Write-offs	0	0
Recoveries	0	0
Balance	0	0
Loans [member] | Commercial real estate loans [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
Balance	42	54
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3		0
Net remeasurement of loss allowance	(9)	(6)
Loan originations	11	0
Derecognitions and maturities	0	(6)
Provision for (recovery of) credit losses	2	(12)
Write-offs	0	0
Recoveries	0	0
Balance	44	42
Loans [member] | Commercial real estate loans [member] | Provision for credit commitments [member] | Stage 1 [member]
Statement Line Items [Line Items]
Balance	42	54
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3		0
Net remeasurement of loss allowance	(9)	(6)
Loan originations	11	0
Derecognitions and maturities	0	(6)
Provision for (recovery of) credit losses	2	(12)
Write-offs	0	0
Recoveries	0	0
Balance	44	42
Loans [member] | Commercial real estate loans [member] | Provision for credit commitments [member] | Stage 2 [member]
Statement Line Items [Line Items]
Balance	0	0
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3		0
Net remeasurement of loss allowance	0	0
Loan originations	0	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	0	0
Write-offs	0	0
Recoveries	0	0
Balance	0	0
Loans [member] | Commercial real estate loans [member] | Provision for credit commitments [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Balance	0	0
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3		0
Net remeasurement of loss allowance	0	0
Loan originations	0	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	0	0
Write-offs	0	0
Recoveries	0	0
Balance	0	0
Loans [member] | Public sector and other financing [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
Balance	149	18
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	(142)	25
Loan originations	13	106
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	(129)	131
Write-offs	(4)	0
Recoveries	0	0
Balance	1,078	149
Acquired Loans	1,032
FX Impact	30
Loans [member] | Public sector and other financing [member] | Provision for credit commitments [member] | Stage 1 [member]
Statement Line Items [Line Items]
Balance	104	17
Transfer in (out) to Stage 1	27	0
Transfer in (out) to Stage 2	(10)	(8)
Transfer in (out) to Stage 3	(1)	0
Net remeasurement of loss allowance	(124)	12
Loan originations	13	83
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	(95)	87
Write-offs	(4)	0
Recoveries	0	0
Balance	1,067	104
Acquired Loans	1,032
FX Impact	30
Loans [member] | Public sector and other financing [member] | Provision for credit commitments [member] | Stage 2 [member]
Statement Line Items [Line Items]
Balance	45	1
Transfer in (out) to Stage 1	(27)	0
Transfer in (out) to Stage 2	10	8
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	(18)	13
Loan originations	0	23
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	(35)	44
Write-offs	0	0
Recoveries	0	0
Balance	10	45
Acquired Loans	0
FX Impact	0
Loans [member] | Public sector and other financing [member] | Provision for credit commitments [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Balance	0	0
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	1	0
Net remeasurement of loss allowance	0	0
Loan originations	0	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	1	0
Write-offs	0	0
Recoveries	0	0
Balance	1	$ 0
Acquired Loans	0
FX Impact	$ 0